Quarterly Holdings Report
for

Fidelity® Sustainability Bond Index Fund

May 31, 2021

SBI-QTLY-0721
1.9887291.102

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
1.65% 2/1/28	$100,000	$98,644
2.75% 6/1/31	150,000	151,934
3.5% 9/15/53 (a)	321,000	304,572
3.55% 9/15/55 (a)	254,000	240,173
3.65% 9/15/59 (a)	125,000	119,521
4.65% 6/1/44	20,000	22,689
British Telecommunications PLC 9.625% 12/15/30 (b)	55,000	85,382
Orange SA 5.5% 2/6/44	60,000	81,075
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	169,105
7.045% 6/20/36	106,000	149,236
Verizon Communications, Inc.:
1.45% 3/20/26	60,000	60,585
1.5% 9/18/30	400,000	375,850
2.987% 10/30/56	123,000	109,581
3.376% 2/15/25	130,000	141,690
3.55% 3/22/51	140,000	141,973
4% 3/22/50	38,000	41,523
4.016% 12/3/29	200,000	226,013
4.75% 11/1/41	189,000	229,963
		2,749,509
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	49,780
2.65% 1/13/31	50,000	51,603
3.6% 1/13/51	20,000	21,417
3.8% 3/22/30	80,000	89,917
4.7% 3/23/50	20,000	25,091
6.2% 12/15/34	105,000	145,430
		383,238
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	50,000	49,621
1.1% 8/15/30	60,000	56,067
2.05% 8/15/50	60,000	50,651
		156,339
Media - 0.5%
Comcast Corp.:
1.5% 2/15/31	100,000	92,915
1.95% 1/15/31	180,000	174,500
2.45% 8/15/52	100,000	86,186
2.65% 2/1/30	100,000	103,525
3.4% 4/1/30	30,000	32,693
3.45% 2/1/50	100,000	103,972
3.75% 4/1/40	10,000	10,974
4.6% 8/15/45	72,000	87,460
4.7% 10/15/48	140,000	173,407
Discovery Communications LLC:
3.625% 5/15/30	69,000	73,740
4.65% 5/15/50	70,000	77,742
5.3% 5/15/49	20,000	23,795
ViacomCBS, Inc. 4.95% 5/19/50	90,000	107,057
		1,147,966
Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc. 4.3% 2/15/48	100,000	111,902
T-Mobile U.S.A., Inc.:
3.5% 4/15/25	530,000	575,185
3.875% 4/15/30	230,000	252,094
4.5% 4/15/50	62,000	70,163
Vodafone Group PLC:
4.125% 5/30/25	120,000	134,405
4.375% 5/30/28	25,000	28,779
5% 5/30/38	43,000	52,151
5.125% 6/19/59	60,000	74,051
5.25% 5/30/48	20,000	25,217
		1,323,947

TOTAL COMMUNICATION SERVICES		5,760,999

CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.2%
American Honda Finance Corp. 1.2% 7/8/25	360,000	364,612
Toyota Motor Corp. 2.358% 7/2/24	60,000	63,466
		428,078
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	71,455
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.:
3.3% 7/1/25	11,000	11,978
3.5% 7/1/27	20,000	22,220
3.6% 7/1/30	165,000	182,554
3.7% 1/30/26	155,000	172,393
4.2% 4/1/50	18,000	20,766
4.45% 9/1/48	64,000	75,807
Starbucks Corp.:
2% 3/12/27	170,000	174,581
2.55% 11/15/30	100,000	101,262
3.8% 8/15/25	50,000	55,589
4.5% 11/15/48	32,000	37,803
		854,953
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	194,184
Amazon.com, Inc.:
1% 5/12/26	193,000	192,906
2.1% 5/12/31	193,000	193,571
3.1% 5/12/51	193,000	192,601
eBay, Inc. 1.4% 5/10/26	118,000	118,423
		891,685
Multiline Retail - 0.1%
Kohl's Corp. 9.5% 5/15/25	75,000	96,289
Target Corp. 3.9% 11/15/47	25,000	29,776
		126,065
Specialty Retail - 0.4%
Lowe's Companies, Inc.:
1.7% 10/15/30	100,000	94,582
3% 10/15/50	60,000	56,404
3.1% 5/3/27	34,000	36,993
4.05% 5/3/47	62,000	68,504
4.5% 4/15/30	50,000	58,410
5.125% 4/15/50	20,000	26,139
The Home Depot, Inc.:
2.375% 3/15/51	113,000	99,389
2.95% 6/15/29	280,000	301,946
4.5% 12/6/48	70,000	87,112
TJX Companies, Inc. 1.6% 5/15/31	125,000	118,254
		947,733
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	13,000	13,785
2.85% 3/27/30	20,000	21,406
3.375% 3/27/50	20,000	21,511
		56,702

TOTAL CONSUMER DISCRETIONARY		3,376,671

CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	90,000	95,766
5.085% 5/25/48	60,000	76,576
PepsiCo, Inc.:
1.4% 2/25/31	200,000	190,303
1.625% 5/1/30	83,000	80,698
2.375% 10/6/26	220,000	235,443
The Coca-Cola Co.:
1.45% 6/1/27	20,000	20,286
1.65% 6/1/30	10,000	9,652
2.25% 1/5/32	90,000	90,344
2.5% 6/1/40	10,000	9,464
2.6% 6/1/50	10,000	9,111
2.75% 6/1/60	10,000	9,195
3.45% 3/25/30	60,000	66,810
4.2% 3/25/50	50,000	59,989
		953,637
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. 1.375% 6/20/27	370,000	372,119
Kroger Co.:
1.7% 1/15/31	100,000	94,216
4.65% 1/15/48	30,000	35,087
Sysco Corp.:
3.3% 2/15/50	50,000	48,643
5.65% 4/1/25	140,000	163,399
5.95% 4/1/30	53,000	67,511
Walgreens Boots Alliance, Inc. 3.2% 4/15/30	70,000	73,420
		854,395
Food Products - 0.2%
Campbell Soup Co.:
3.65% 3/15/23	8,000	8,434
3.95% 3/15/25	100,000	110,321
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	33,168
4.85% 11/1/28	55,000	64,839
5.4% 11/1/48	22,000	28,359
General Mills, Inc.:
2.6% 10/12/22	50,000	51,458
2.875% 4/15/30	13,000	13,600
Kellogg Co. 4.3% 5/15/28	50,000	57,370
Tyson Foods, Inc.:
4% 3/1/26	40,000	44,864
5.1% 9/28/48	40,000	51,418
		463,831
Household Products - 0.2%
Kimberly-Clark Corp.:
1.05% 9/15/27	53,000	51,859
3.1% 3/26/30	7,000	7,635
Procter & Gamble Co.:
3% 3/25/30	36,000	39,220
3.6% 3/25/50	180,000	210,130
		308,844
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	75,000	73,619

TOTAL CONSUMER STAPLES		2,654,326

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 3.337% 12/15/27	150,000	164,402
Halliburton Co.:
2.92% 3/1/30	80,000	81,532
5% 11/15/45	86,000	100,487
		346,421
Oil, Gas & Consumable Fuels - 1.9%
Apache Corp. 4.375% 10/15/28	50,000	51,292
Chevron Corp.:
1.141% 5/11/23	30,000	30,502
1.554% 5/11/25	30,000	30,983
1.995% 5/11/27	30,000	31,154
2.236% 5/11/30	30,000	30,490
2.978% 5/11/40	30,000	30,192
3.078% 5/11/50	30,000	29,805
Chevron U.S.A., Inc. 4.95% 8/15/47	74,000	95,816
ConocoPhillips Co. 6.5% 2/1/39	95,000	137,259
Devon Energy Corp. 5% 6/15/45	200,000	226,730
EOG Resources, Inc. 4.375% 4/15/30	390,000	454,046
Equinor ASA:
2.375% 5/22/30	230,000	234,118
2.875% 4/6/25	176,000	188,826
3.625% 9/10/28	70,000	77,873
Exxon Mobil Corp.:
2.019% 8/16/24	170,000	177,994
3.043% 3/1/26	80,000	87,132
3.452% 4/15/51	190,000	196,962
Kinder Morgan, Inc.:
4.3% 3/1/28	183,000	206,957
5.55% 6/1/45	200,000	246,844
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	100,433
MPLX LP:
4.5% 4/15/38	48,000	53,188
4.875% 12/1/24	152,000	171,475
4.9% 4/15/58	50,000	56,204
ONEOK, Inc.:
6.35% 1/15/31	187,000	236,943
7.5% 9/1/23	119,000	134,985
Ovintiv, Inc. 6.5% 2/1/38	20,000	26,183
Phillips 66 Co. 5.875% 5/1/42	54,000	71,776
Suncor Energy, Inc. 6.85% 6/1/39	58,000	82,674
The Williams Companies, Inc.:
3.75% 6/15/27	26,000	28,838
4.3% 3/4/24	149,000	162,938
Total Capital International SA 3.127% 5/29/50	80,000	77,408
TransCanada PipeLines Ltd. 4.1% 4/15/30	300,000	340,432
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	20,000	21,239
3.95% 5/15/50	50,000	52,380
Valero Energy Corp. 3.4% 9/15/26	50,000	53,896
		4,235,967

TOTAL ENERGY		4,582,388

FINANCIALS - 10.7%
Banks - 6.3%
Banco Santander SA 1.849% 3/25/26	200,000	202,971
Bank of America Corp.:
0.981% 9/25/25 (b)	600,000	603,512
1.734% 7/22/27 (b)	43,000	43,540
2.651% 3/11/32 (b)	80,000	80,722
2.676% 6/19/41 (b)	100,000	94,488
2.687% 4/22/32 (b)	43,000	43,599
3.004% 12/20/23 (b)	200,000	208,102
3.458% 3/15/25 (b)	120,000	129,077
3.55% 3/5/24 (b)	250,000	263,692
3.974% 2/7/30 (b)	35,000	39,254
4.083% 3/20/51 (b)	130,000	148,021
4.183% 11/25/27	95,000	106,833
4.271% 7/23/29 (b)	60,000	68,433
4.33% 3/15/50 (b)	50,000	58,850
5.875% 2/7/42	135,000	188,230
Bank of Nova Scotia 4.5% 12/16/25	85,000	96,795
Barclays PLC:
2.852% 5/7/26 (b)	200,000	211,939
3.2% 8/10/21	200,000	201,127
3.932% 5/7/25 (b)	200,000	216,942
4.338% 5/16/24 (b)	400,000	428,076
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	190,000	208,830
2.976% 11/5/30 (b)	290,000	303,425
3.106% 4/8/26 (b)	110,000	118,049
3.142% 1/24/23 (b)	50,000	50,903
3.2% 10/21/26	191,000	207,554
4.125% 7/25/28	154,000	173,271
4.65% 7/30/45	42,000	51,876
4.65% 7/23/48	65,000	81,332
Fifth Third Bancorp 2.55% 5/5/27	100,000	105,460
HSBC Holdings PLC:
2.804% 5/24/32 (b)	40,000	40,371
4.041% 3/13/28 (b)	211,000	234,561
4.292% 9/12/26 (b)	850,000	949,862
HSBC U.S.A., Inc. 3.5% 6/23/24	100,000	108,689
Japan Bank International Cooperation 1.25% 1/21/31	262,000	248,722
JPMorgan Chase & Co.:
0.653% 9/16/24 (b)	1,200,000	1,203,739
2.069% 6/1/29 (b)	150,000	150,217
2.083% 4/22/26 (b)	20,000	20,777
2.525% 11/19/41 (b)	110,000	100,475
2.956% 5/13/31 (b)	50,000	51,883
3.559% 4/23/24 (b)	285,000	301,570
4.203% 7/23/29 (b)	30,000	34,323
4.452% 12/5/29 (b)	185,000	213,944
4.493% 3/24/31 (b)	200,000	233,080
4.95% 6/1/45	92,000	116,872
6.4% 5/15/38	86,000	124,387
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	225,140
4.65% 3/24/26	221,000	250,656
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	200,000	213,021
3.455% 3/2/23	260,000	273,891
4.286% 7/26/38	73,000	85,487
Mizuho Financial Group, Inc. 2.226% 5/25/26 (b)	400,000	414,602
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	42,000	41,306
2.875% 9/7/21	20,000	20,142
PNC Financial Services Group, Inc. 2.2% 11/1/24	80,000	84,592
Rabobank Nederland 5.25% 5/24/41	54,000	71,278
Rabobank Nederland New York Branch 0.375% 1/12/24	500,000	499,841
Royal Bank of Canada 2.55% 7/16/24	100,000	105,969
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	200,000	214,724
4.519% 6/25/24 (b)	600,000	646,763
Santander Holdings U.S.A., Inc. 4.4% 7/13/27	73,000	81,855
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	200,000	202,965
2.142% 9/23/30	64,000	61,563
2.348% 1/15/25	200,000	209,718
3.936% 10/16/23	120,000	130,077
SVB Financial Group 2.1% 5/15/28	67,000	67,319
The Toronto-Dominion Bank 0.55% 3/4/24	400,000	401,105
Truist Financial Corp.:
1.2% 8/5/25	200,000	202,301
1.267% 3/2/27 (b)	53,000	52,936
U.S. Bancorp:
1.375% 7/22/30	380,000	358,067
3.9% 4/26/28	94,000	107,657
Westpac Banking Corp.:
2.894% 2/4/30 (b)	100,000	103,894
4.11% 7/24/34 (b)	200,000	217,292
		14,212,536
Capital Markets - 1.6%
Bank of New York Mellon Corp. 0.35% 12/7/23	370,000	370,242
Charles Schwab Corp. 2% 3/20/28	115,000	117,081
Credit Suisse AG 0.495% 2/2/24	400,000	399,084
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	103,856
3.7% 5/30/24	100,000	107,583
4.25% 10/14/21	148,000	150,086
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	230,000	229,084
1.093% 12/9/26 (b)	100,000	98,940
2.615% 4/22/32 (b)	65,000	65,503
3.691% 6/5/28 (b)	260,000	287,509
4.411% 4/23/39 (b)	90,000	106,321
6.75% 10/1/37	180,000	256,721
Intercontinental Exchange, Inc.:
1.85% 9/15/32	90,000	84,133
2.65% 9/15/40	90,000	83,915
3.75% 9/21/28	20,000	22,310
Moody's Corp. 4.875% 12/17/48	40,000	50,720
Morgan Stanley:
1.593% 5/4/27 (b)	60,000	60,551
1.794% 2/13/32 (b)	70,000	65,977
2.699% 1/22/31 (b)	360,000	371,518
3.217% 4/22/42 (b)	60,000	61,068
3.625% 1/20/27	268,000	298,485
3.737% 4/24/24 (b)	200,000	212,380
5.597% 3/24/51 (b)	50,000	71,520
Northern Trust Corp. 1.95% 5/1/30	50,000	49,751
		3,724,338
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 1/15/25	150,000	158,748
Ally Financial, Inc.:
3.05% 6/5/23	90,000	94,107
5.125% 9/30/24	250,000	282,929
5.8% 5/1/25	50,000	58,425
American Express Co.:
2.5% 7/30/24	124,000	131,668
3.4% 2/22/24	80,000	86,170
Discover Financial Services:
3.85% 11/21/22	141,000	147,925
4.5% 1/30/26	102,000	115,689
John Deere Capital Corp.:
3.35% 6/12/24	140,000	151,878
3.45% 3/7/29	60,000	66,660
Synchrony Financial 4.5% 7/23/25	68,000	76,204
Toyota Motor Credit Corp.:
2.15% 9/8/22	500,000	512,430
3% 4/1/25	330,000	357,317
		2,240,150
Diversified Financial Services - 1.0%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	199,681
BP Capital Markets America, Inc.:
3% 2/24/50	180,000	166,876
3.216% 11/28/23	120,000	127,867
3.224% 4/14/24	100,000	107,306
3.796% 9/21/25	50,000	55,802
Brixmor Operating Partnership LP:
4.05% 7/1/30	12,000	13,212
4.125% 5/15/29	9,000	9,956
DH Europe Finance II SARL:
2.2% 11/15/24	30,000	31,484
2.6% 11/15/29	20,000	20,696
3.4% 11/15/49	20,000	20,903
Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	113,497
5% 4/20/48	16,000	19,639
Export Development Canada 2.625% 2/21/24	100,000	106,388
KfW:
0% 4/18/36	125,000	91,219
2.375% 12/29/22	863,000	892,884
2.625% 2/28/24	230,000	244,457
Landwirtschaftliche Rentenbank 3.125% 11/14/23	30,000	32,083
		2,253,950
Insurance - 0.8%
ACE INA Holdings, Inc.:
1.375% 9/15/30	50,000	46,857
3.35% 5/3/26	144,000	158,308
Allstate Corp. 1.45% 12/15/30	230,000	215,964
American International Group, Inc.:
4.375% 6/30/50	50,000	57,820
4.5% 7/16/44	127,000	147,870
5.75% 4/1/48 (b)	60,000	67,965
Aon PLC 4.75% 5/15/45	68,000	85,067
Hartford Financial Services Group, Inc. 2.8% 8/19/29	70,000	72,366
Lincoln National Corp.:
3.8% 3/1/28	76,000	84,604
4.375% 6/15/50	80,000	91,686
Marsh & McLennan Companies, Inc. 4.9% 3/15/49	33,000	43,133
MetLife, Inc.:
4.125% 8/13/42	60,000	69,389
4.55% 3/23/30	200,000	236,862
Progressive Corp. 4.2% 3/15/48	10,000	11,860
Prudential Financial, Inc. 4.35% 2/25/50	140,000	165,937
The Travelers Companies, Inc. 5.35% 11/1/40	75,000	101,953
Willis Group North America, Inc. 2.95% 9/15/29	93,000	97,607
		1,755,248

TOTAL FINANCIALS		24,186,222

HEALTH CARE - 2.9%
Biotechnology - 0.7%
AbbVie, Inc.:
2.6% 11/21/24	10,000	10,592
2.95% 11/21/26	10,000	10,732
3.2% 11/21/29	20,000	21,452
3.6% 5/14/25	180,000	196,833
4.05% 11/21/39	10,000	11,188
4.25% 11/21/49	310,000	357,022
4.7% 5/14/45	50,000	60,181
4.875% 11/14/48	120,000	149,564
Amgen, Inc.:
3.375% 2/21/50	30,000	30,349
4.4% 5/1/45	178,000	208,508
Biogen, Inc. 3.25% 2/15/51 (a)	67,000	62,763
Gilead Sciences, Inc.:
2.8% 10/1/50	110,000	99,502
3.65% 3/1/26	175,000	193,471
4.8% 4/1/44	52,000	63,098
		1,475,255
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.:
2.823% 5/20/30	140,000	144,916
3.363% 6/6/24	54,000	58,106
Boston Scientific Corp. 2.65% 6/1/30	161,000	163,876
Danaher Corp. 2.6% 10/1/50	80,000	72,980
Medtronic, Inc. 4.375% 3/15/35	157,000	191,700
		631,578
Health Care Providers & Services - 1.1%
Aetna, Inc. 4.75% 3/15/44	40,000	47,831
Anthem, Inc.:
2.375% 1/15/25	190,000	199,657
3.65% 12/1/27	240,000	267,471
3.7% 9/15/49	10,000	10,640
4.101% 3/1/28	100,000	113,323
Cigna Corp.:
1.25% 3/15/26	85,000	85,198
2.375% 3/15/31	100,000	99,681
3.75% 7/15/23	8,000	8,545
4.125% 11/15/25	12,000	13,523
4.375% 10/15/28	20,000	23,076
4.8% 8/15/38	69,000	83,580
4.8% 7/15/46	60,000	73,269
4.9% 12/15/48	19,000	23,670
CVS Health Corp.:
2.7% 8/21/40	160,000	149,262
4.3% 3/25/28	150,000	171,882
4.78% 3/25/38	42,000	50,010
5.05% 3/25/48	60,000	74,056
HCA Holdings, Inc. 4.125% 6/15/29	289,000	323,551
Humana, Inc. 4.875% 4/1/30	114,000	135,838
UnitedHealth Group, Inc.:
1.25% 1/15/26	25,000	25,314
2% 5/15/30	80,000	79,670
2.3% 5/15/31	126,000	126,576
2.375% 8/15/24	50,000	52,906
2.9% 5/15/50	36,000	34,896
3.7% 8/15/49	20,000	22,091
6.875% 2/15/38	185,000	279,675
		2,575,191
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.6% 10/1/29	150,000	155,328
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC:
1.2% 5/28/26	90,000	90,096
2.25% 5/28/31	90,000	90,072
AstraZeneca PLC 4.375% 8/17/48	66,000	79,869
Bristol-Myers Squibb Co.:
2.35% 11/13/40	160,000	149,157
3.25% 2/20/23	124,000	130,026
3.4% 7/26/29	50,000	55,347
4.125% 6/15/39	50,000	58,948
4.55% 2/20/48	70,000	87,637
Eli Lilly & Co. 2.25% 5/15/50	70,000	60,296
GlaxoSmithKline Capital, Inc.:
3.375% 5/15/23	150,000	159,010
6.375% 5/15/38	62,000	90,123
Johnson & Johnson:
0.55% 9/1/25	60,000	59,695
1.3% 9/1/30	60,000	57,527
2.1% 9/1/40	60,000	55,346
2.45% 9/1/60	60,000	53,748
Merck & Co., Inc.:
2.45% 6/24/50	180,000	161,465
2.9% 3/7/24	150,000	160,208
Mylan NV 5.2% 4/15/48	83,000	97,355
		1,695,925

TOTAL HEALTH CARE		6,533,277

INDUSTRIALS - 1.4%
Air Freight & Logistics - 0.2%
FedEx Corp.:
3.25% 4/1/26	152,000	166,537
4.95% 10/17/48	78,000	97,258
United Parcel Service, Inc.:
3.75% 11/15/47	58,000	65,069
5.3% 4/1/50	110,000	153,389
		482,253
Building Products - 0.3%
Carrier Global Corp. 2.242% 2/15/25	620,000	648,218
Masco Corp.:
2% 2/15/31	29,000	27,771
3.125% 2/15/51	14,000	13,262
		689,251
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 1.75% 2/15/32	200,000	186,626
Waste Management, Inc. 2.5% 11/15/50	70,000	61,676
		248,302
Electrical Equipment - 0.1%
Eaton Corp. 2.75% 11/2/22	137,000	141,763
Industrial Conglomerates - 0.1%
3M Co.:
2.375% 8/26/29	86,000	89,041
2.65% 4/15/25	8,000	8,556
3.05% 4/15/30	7,000	7,597
3.7% 4/15/50	8,000	9,102
Roper Technologies, Inc.:
1% 9/15/25	30,000	29,923
1.4% 9/15/27	30,000	29,447
1.75% 2/15/31	30,000	28,202
2% 6/30/30	110,000	106,390
		308,258
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	40,000	40,126
1.1% 9/14/27	40,000	39,342
2.4% 8/9/26	140,000	147,489
Caterpillar, Inc. 3.25% 9/19/49	50,000	52,756
Deere & Co. 2.875% 9/7/49	80,000	78,882
Parker Hannifin Corp. 2.7% 6/14/24	60,000	63,622
		422,217
Road & Rail - 0.3%
Canadian National Railway Co.:
2.45% 5/1/50	40,000	34,299
2.75% 3/1/26	141,000	150,893
CSX Corp.:
2.5% 5/15/51	115,000	100,032
4.5% 3/15/49	70,000	83,818
Norfolk Southern Corp.:
2.9% 6/15/26	100,000	107,944
3.155% 5/15/55	85,000	81,404
Union Pacific Corp.:
2.891% 4/6/36 (a)	25,000	25,279
3.839% 3/20/60	132,000	141,248
		724,917
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 2/1/30	55,000	54,774
3.75% 2/1/22	138,000	140,257
4.625% 10/1/28	52,000	57,959
		252,990

TOTAL INDUSTRIALS		3,269,951

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.1%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	184,348
Electronic Equipment& Components - 0.2%
Corning, Inc. 5.35% 11/15/48	20,000	25,981
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (a)	144,000	156,638
4.9% 10/1/26 (a)	30,000	34,441
5.3% 10/1/29 (a)	80,000	94,717
8.1% 7/15/36 (a)	40,000	59,204
8.35% 7/15/46 (a)	134,000	210,315
		581,296
IT Services - 0.4%
Fidelity National Information Services, Inc.:
1.15% 3/1/26	68,000	67,489
2.25% 3/1/31	50,000	48,974
Fiserv, Inc.:
3.5% 7/1/29	40,000	43,434
4.4% 7/1/49	120,000	138,598
Global Payments, Inc. 1.2% 3/1/26	122,000	121,002
IBM Corp.:
2.95% 5/15/50	100,000	94,653
3.45% 2/19/26	166,000	183,736
MasterCard, Inc.:
3.3% 3/26/27	13,000	14,420
3.35% 3/26/30	18,000	20,002
3.85% 3/26/50	15,000	17,198
PayPal Holdings, Inc.:
1.65% 6/1/25	20,000	20,672
2.3% 6/1/30	50,000	50,616
The Western Union Co. 2.85% 1/10/25	20,000	21,192
Visa, Inc.:
1.9% 4/15/27	43,000	44,553
2.05% 4/15/30	70,000	70,992
2.7% 4/15/40	50,000	49,750
		1,007,281
Semiconductors & Semiconductor Equipment - 0.4%
Applied Materials, Inc. 4.35% 4/1/47	26,000	31,798
Broadcom, Inc. 3.469% 4/15/34 (a)	400,000	405,086
Intel Corp.:
2.45% 11/15/29	50,000	51,893
3.7% 7/29/25	140,000	155,337
4.75% 3/25/50	150,000	190,254
Lam Research Corp. 2.875% 6/15/50	50,000	47,846
		882,214
Software - 0.6%
Microsoft Corp.:
2.525% 6/1/50	180,000	167,592
2.921% 3/17/52	276,000	276,245
Oracle Corp.:
2.5% 4/1/25	60,000	63,242
2.65% 7/15/26	242,000	256,097
2.95% 4/1/30	80,000	83,292
3.6% 4/1/50	310,000	305,148
3.85% 4/1/60	170,000	169,834
		1,321,450
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
0.55% 8/20/25	200,000	198,222
0.7% 2/8/26	160,000	158,491
1.25% 8/20/30	200,000	188,401
1.7% 9/11/22	120,000	122,332
2.375% 2/8/41	160,000	148,958
2.95% 9/11/49	90,000	88,937
3.85% 5/4/43	177,000	201,791
HP, Inc. 6% 9/15/41	170,000	221,019
		1,328,151

TOTAL INFORMATION TECHNOLOGY		5,304,740

MATERIALS - 0.7%
Chemicals - 0.7%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	50,000	51,239
2.05% 5/15/30	20,000	20,041
2.8% 5/15/50	20,000	19,012
DuPont de Nemours, Inc.:
4.205% 11/15/23	20,000	21,744
4.725% 11/15/28	20,000	23,584
5.419% 11/15/48	62,000	82,421
Ecolab, Inc. 1.3% 1/30/31	125,000	115,744
LYB International Finance BV 4% 7/15/23	135,000	144,634
LYB International Finance II BV 3.5% 3/2/27	90,000	98,281
LYB International Finance III LLC:
3.375% 10/1/40	50,000	50,172
3.625% 4/1/51	50,000	50,066
Nutrien Ltd.:
3.95% 5/13/50	100,000	111,079
4.2% 4/1/29	6,000	6,854
5% 4/1/49	11,000	14,003
Sherwin-Williams Co.:
3.45% 6/1/27	300,000	331,461
4.5% 6/1/47	54,000	64,541
The Dow Chemical Co.:
2.1% 11/15/30	100,000	97,467
4.8% 5/15/49	40,000	49,263
5.55% 11/30/48	30,000	40,476
The Mosaic Co. 4.25% 11/15/23	131,000	141,251
		1,533,333
Containers & Packaging - 0.0%
International Paper Co. 4.35% 8/15/48	30,000	35,626
Metals & Mining - 0.0%
Newmont Corp. 5.45% 6/9/44	50,000	65,793

TOTAL MATERIALS		1,634,752

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc. 3% 5/18/51	100,000	92,774
American Tower Corp.:
1.3% 9/15/25	40,000	40,235
2.1% 6/15/30	60,000	58,029
3.1% 6/15/50	60,000	55,707
Boston Properties, Inc. 3.25% 1/30/31	107,000	112,253
Crown Castle International Corp.:
1.35% 7/15/25	23,000	23,228
2.25% 1/15/31	30,000	28,996
3.15% 7/15/23	100,000	105,395
3.25% 1/15/51	47,000	44,264
Duke Realty LP 1.75% 2/1/31	100,000	94,185
ERP Operating LP 4.5% 7/1/44	50,000	60,249
Healthpeak Properties, Inc. 2.875% 1/15/31	210,000	216,294
Kimco Realty Corp.:
1.9% 3/1/28	110,000	109,337
2.8% 10/1/26	150,000	159,301
Omega Healthcare Investors, Inc. 3.375% 2/1/31	69,000	69,647
Prologis LP 1.625% 3/15/31	100,000	94,460
Simon Property Group LP:
2.2% 2/1/31	100,000	96,978
2.65% 7/15/30	50,000	50,660
2.75% 6/1/23	75,000	78,071
3.375% 12/1/27	75,000	81,638
UDR, Inc. 2.1% 6/15/33	35,000	32,833
Ventas Realty LP 4.875% 4/15/49	80,000	95,015
Welltower, Inc. 4.95% 9/1/48	36,000	43,630
		1,843,179
Real Estate Management & Development - 0.0%
Digital Realty Trust LP 3.7% 8/15/27	26,000	29,128

TOTAL REAL ESTATE		1,872,307

UTILITIES - 1.1%
Electric Utilities - 0.6%
Appalachian Power Co. 4.5% 3/1/49	85,000	100,444
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	90,000	94,402
Commonwealth Edison Co. 4% 3/1/48	86,000	99,063
Eversource Energy:
2.55% 3/15/31	125,000	126,619
2.9% 10/1/24	70,000	74,501
Exelon Corp.:
3.4% 4/15/26	70,000	76,370
4.7% 4/15/50	42,000	51,017
FirstEnergy Corp.:
1.6% 1/15/26	25,000	24,250
2.25% 9/1/30	100,000	93,750
Indiana Michigan Power Co. 3.25% 5/1/51	20,000	20,005
Interstate Power and Light Co. 2.3% 6/1/30	27,000	26,981
Northern States Power Co. 2.9% 3/1/50	110,000	106,861
Oncor Electric Delivery Co. LLC 0% 10/1/25	83,000	81,382
PPL Capital Funding, Inc.:
3.1% 5/15/26	80,000	86,181
4% 9/15/47	30,000	32,812
5% 3/15/44	80,000	99,206
PPL Electric Utilities Corp. 3% 10/1/49	30,000	29,561
Public Service Electric & Gas Co. 3.6% 12/1/47	87,000	94,954
Tampa Electric Co. 4.45% 6/15/49	35,000	42,856
		1,361,215
Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC 3.25% 6/1/25	200,000	215,651
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 3.85% 2/1/24	33,000	35,622
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	44,000	47,517
3.95% 4/1/50	130,000	143,568
NiSource, Inc.:
0.95% 8/15/25	100,000	99,474
1.7% 2/15/31	100,000	93,251
3.95% 3/30/48	52,000	56,610
Puget Energy, Inc. 4.1% 6/15/30	67,000	73,903
Sempra Energy:
3.4% 2/1/28	26,000	28,257
3.8% 2/1/38	30,000	32,700
4% 2/1/48	86,000	92,908
		703,810
Water Utilities - 0.1%
American Water Capital Corp. 6.593% 10/15/37	64,000	92,738

TOTAL UTILITIES		2,373,414

TOTAL NONCONVERTIBLE BONDS
(Cost $60,314,681)		61,549,047

U.S. Government and Government Agency Obligations - 41.0%
U.S. Government Agency Obligations - 1.3%
Fannie Mae:
0.375% 8/25/25	$95,000	$93,895
0.5% 6/17/25	240,000	239,162
0.625% 4/22/25	82,000	82,243
0.75% 10/8/27	125,000	121,595
0.875% 8/5/30	83,000	77,608
1.625% 10/15/24	70,000	72,865
1.75% 7/2/24	220,000	229,424
2.875% 9/12/23	150,000	159,032
6.625% 11/15/30	229,000	328,661
Federal Home Loan Bank:
0.375% 9/4/25	70,000	69,171
0.5% 4/14/25	105,000	104,816
1.5% 8/15/24	50,000	51,796
2.5% 2/13/24	80,000	84,965
3.25% 11/16/28	10,000	11,346
Freddie Mac:
0.25% 8/24/23	250,000	250,099
0.25% 12/4/23	375,000	375,178
0.375% 7/21/25	160,000	158,360
0.375% 9/23/25	93,000	91,897
1.5% 2/12/25	120,000	124,391
2.375% 1/13/22	253,000	256,643

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,983,147

U.S. Treasury Obligations - 39.7%
U.S. Treasury Bonds:
1.125% 5/15/40	2,420,000	2,017,391
1.125% 8/15/40	1,990,000	1,652,322
1.25% 5/15/50	2,102,000	1,628,886
1.375% 11/15/40	1,314,000	1,139,690
1.375% 8/15/50	962,000	770,164
1.625% 11/15/50	1,136,000	970,570
1.875% 2/15/41	1,559,000	1,476,422
1.875% 2/15/51	536,000	487,341
2% 2/15/50	140,000	131,091
2.25% 8/15/46	6,000	5,954
2.25% 8/15/49	198,000	195,966
2.375% 11/15/49	1,000	1,017
2.375% 5/15/51	286,000	291,541
2.5% 2/15/45	410,000	427,153
2.5% 2/15/46	89,000	92,668
2.5% 5/15/46	83,000	86,430
2.75% 8/15/42	41,000	44,746
2.75% 11/15/42	4,000	4,361
2.75% 11/15/47	23,000	25,111
2.875% 5/15/43	177,000	196,857
2.875% 8/15/45	165,000	183,769
2.875% 5/15/49	12,000	13,532
3% 5/15/42	13,000	14,752
3% 11/15/44	667,000	757,644
3% 5/15/45	1,171,000	1,331,235
3% 11/15/45	188,000	214,151
3% 5/15/47	87,000	99,418
3% 2/15/48	4,000	4,575
3% 8/15/48	28,000	32,072
3% 2/15/49	20,000	22,958
3.125% 11/15/41	75,000	86,689
3.125% 2/15/43	185,000	214,022
3.125% 8/15/44	948,000	1,099,273
3.125% 5/15/48	57,000	66,735
3.375% 5/15/44	198,000	238,621
3.375% 11/15/48	32,000	39,230
3.625% 8/15/43	332,000	414,235
3.625% 2/15/44	136,000	170,117
3.75% 8/15/41	48,000	60,536
3.75% 11/15/43	39,000	49,603
3.875% 8/15/40	20,000	25,558
4.375% 11/15/39	24,000	32,488
4.375% 5/15/40	45,000	61,174
4.5% 2/15/36	156,000	209,077
4.5% 5/15/38	95,000	129,274
5% 5/15/37	10,000	14,228
U.S. Treasury Notes:
0.125% 4/30/22	1,166,000	1,166,592
0.125% 5/31/22	1,306,000	1,306,612
0.125% 7/31/22	112,000	112,057
0.125% 9/30/22	1,348,000	1,348,369
0.125% 10/31/22	745,000	745,204
0.125% 11/30/22	3,147,000	3,147,861
0.125% 1/31/23	636,000	636,000
0.125% 3/31/23	1,215,000	1,214,810
0.125% 5/15/23	261,000	260,888
0.125% 7/15/23	2,064,000	2,062,307
0.125% 8/15/23	1,059,000	1,057,842
0.125% 9/15/23	27,000	26,962
0.125% 10/15/23	1,129,000	1,127,236
0.25% 4/15/23	471,000	471,957
0.25% 6/15/23	2,855,000	2,860,130
0.25% 11/15/23	252,000	252,305
0.25% 3/15/24	108,000	107,983
0.25% 5/15/24	345,000	344,461
0.25% 5/31/25	1,383,000	1,365,388
0.25% 6/30/25	277,000	273,224
0.25% 7/31/25	2,639,000	2,600,240
0.25% 8/31/25	753,000	740,734
0.25% 9/30/25	1,104,000	1,085,068
0.25% 10/31/25	1,359,000	1,333,731
0.375% 3/31/22	206,000	206,523
0.375% 4/15/24	301,000	301,753
0.375% 4/30/25	1,070,000	1,062,895
0.375% 11/30/25	1,641,000	1,617,539
0.375% 12/31/25	497,000	489,370
0.375% 1/31/26	781,000	767,851
0.375% 7/31/27	1,248,000	1,194,034
0.375% 9/30/27	1,808,000	1,724,098
0.5% 3/31/25	1,512,000	1,510,583
0.5% 5/31/27	1,798,000	1,739,284
0.5% 6/30/27	1,571,000	1,517,488
0.5% 8/31/27	1,129,000	1,086,839
0.5% 10/31/27	289,000	277,226
0.625% 3/31/27	808,000	790,230
0.625% 11/30/27	789,000	761,940
0.625% 12/31/27	338,000	325,880
0.625% 5/15/30	2,790,000	2,576,718
0.625% 8/15/30	204,000	187,648
0.75% 4/30/26	1,041,000	1,039,048
0.75% 1/31/28	263,000	255,274
0.875% 11/15/30	884,000	829,579
1.125% 7/31/21	29,000	29,053
1.125% 9/30/21	209,000	209,754
1.125% 2/28/22	35,000	35,282
1.125% 2/28/25	328,000	335,521
1.125% 2/28/27	231,000	232,696
1.125% 2/29/28	1,011,000	1,004,997
1.125% 2/15/31	432,000	413,573
1.25% 8/31/24	511,000	525,412
1.25% 3/31/28	430,000	430,336
1.25% 4/30/28	659,000	658,794
1.375% 1/31/22	627,000	632,486
1.375% 2/15/23	479,000	489,141
1.375% 1/31/25	956,000	986,995
1.375% 8/31/26	695,000	712,918
1.5% 8/31/21	190,000	190,694
1.5% 9/30/21	219,000	220,062
1.5% 10/31/21	81,000	81,481
1.5% 11/30/21	295,000	297,132
1.5% 8/15/22	299,000	304,081
1.5% 9/15/22	69,000	70,237
1.5% 9/30/24	905,000	938,124
1.5% 10/31/24	556,000	576,350
1.5% 11/30/24	573,000	594,040
1.5% 8/15/26	574,000	592,319
1.5% 1/31/27	129,000	132,769
1.625% 6/30/21	24,000	24,031
1.625% 8/31/22	180,000	183,424
1.625% 11/15/22	706,000	721,499
1.625% 12/15/22	243,000	248,629
1.625% 9/30/26	463,000	480,652
1.625% 10/31/26	215,000	223,054
1.625% 11/30/26	136,000	141,063
1.625% 8/15/29	176,000	178,564
1.75% 7/31/21	68,000	68,195
1.75% 6/15/22	173,000	175,980
1.75% 7/15/22	551,000	561,245
1.75% 6/30/24	251,000	261,932
1.75% 7/31/24	661,000	690,177
1.75% 12/31/24	707,000	739,340
1.75% 12/31/26	188,000	196,247
1.75% 11/15/29	85,000	87,009
1.875% 7/31/22	90,000	91,874
1.875% 6/30/26	88,000	92,575
1.875% 7/31/26	238,000	250,383
2% 10/31/22	7,000	7,186
2% 5/31/24	108,000	113,417
2% 11/15/26	110,000	116,269
2.125% 5/15/22	168,000	171,281
2.125% 12/31/22	140,000	144,413
2.125% 3/31/24	269,000	283,028
2.25% 4/15/22	255,000	259,881
2.25% 4/30/24	309,000	326,514
2.25% 3/31/26	92,000	98,476
2.25% 2/15/27	134,000	143,411
2.25% 8/15/27	535,000	571,948
2.25% 11/15/27	100,000	106,840
2.375% 3/15/22	234,000	238,232
2.375% 2/29/24	867,000	917,123
2.375% 5/15/27	22,000	23,697
2.375% 5/15/29	16,000	17,164
2.5% 1/15/22	743,000	754,261
2.5% 2/15/22	636,000	646,981
2.5% 3/31/23	163,000	170,029
2.5% 1/31/24	495,000	524,700
2.625% 7/15/21	35,000	35,111
2.625% 12/15/21	470,000	476,554
2.625% 6/30/23	10,000	10,513
2.625% 12/31/23	800,000	849,219
2.625% 12/31/25	5,000	5,432
2.625% 2/15/29	57,000	62,226
2.75% 5/31/23	142,000	149,350
2.75% 7/31/23	232,000	244,932
2.75% 8/31/23	85,000	89,888
2.75% 6/30/25	82,000	89,194
2.75% 2/15/28	492,000	541,238
2.875% 10/15/21	222,000	224,341
2.875% 11/15/21	157,000	159,012
2.875% 9/30/23	177,000	188,042
2.875% 10/31/23	712,000	757,835
2.875% 11/30/23	244,000	260,155
2.875% 5/31/25	10,000	10,916
2.875% 11/30/25	31,000	33,998
2.875% 5/15/28	323,000	357,950
2.875% 8/15/28	61,000	67,639
3% 10/31/25	74,000	81,501
3.125% 11/15/28	155,000	174,702

TOTAL U.S. TREASURY OBLIGATIONS		89,755,127

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $93,576,761)		92,738,274

U.S. Government Agency - Mortgage Securities - 27.9%
Fannie Mae - 12.4%
2% 7/1/35 to 3/1/51	8,382,925	8,530,667
2.5% 12/1/22 to 4/1/51	4,404,936	4,581,167
3% 12/1/25 to 7/1/50	6,182,390	6,498,446
4% 6/1/34 to 9/1/50	2,398,441	2,569,751
4.5% 1/1/48 to 11/1/49	1,071,772	1,156,058
5% 4/1/25 to 12/1/49	333,914	366,982
5.5% 1/1/49	130,554	146,474
3.5% 6/1/21 to 7/1/50	3,968,123	4,212,099

TOTAL FANNIE MAE		28,061,644

Freddie Mac - 6.2%
2% 2/1/36 to 5/1/51	4,320,199	4,384,123
2.5% 3/1/33 to 11/1/50	2,954,932	3,067,753
3% 11/1/26 to 4/1/50	860,254	905,295
3.5% 9/1/33 to 3/1/50	2,626,126	2,792,423
4% 2/1/34 to 12/1/49	1,608,561	1,723,548
4.5% 8/1/48 to 4/1/50	638,873	688,853
5% 12/1/48 to 5/1/50	409,534	449,439
5.5% 6/1/49	120,613	134,699

TOTAL FREDDIE MAC		14,146,133

Ginnie Mae - 6.1%
2% 3/20/51 to 4/20/51	1,196,036	1,218,031
2% 6/1/51 (d)	300,000	305,174
2% 6/1/51 (d)	100,000	101,725
2% 6/1/51 (d)	450,000	457,761
2% 6/1/51 (d)	250,000	254,312
2% 6/1/51 (d)	100,000	101,725
2.5% 12/20/49 to 3/20/51	2,369,552	2,454,727
2.5% 6/1/51 (d)	200,000	207,148
2.5% 6/1/51 (d)	50,000	51,787
2.5% 6/1/51 (d)	50,000	51,787
3% 7/20/42 to 8/20/50	3,000,341	3,147,076
3% 6/1/51 (d)	50,000	52,165
3% 7/1/51 (d)	25,000	26,075
3% 7/1/51 (d)	25,000	26,075
3.5% 2/20/46 to 3/20/50	2,586,662	2,730,200
3.5% 6/1/51 (d)	50,000	52,592
3.5% 6/1/51 (d)	75,000	78,888
3.5% 6/1/51 (d)	50,000	52,592
3.5% 6/1/51 (d)	25,000	26,296
3.5% 7/1/51 (d)	50,000	52,612
4% 4/20/47 to 5/20/50	1,365,980	1,452,590
4.5% 8/20/48 to 4/20/50	615,014	660,600
5% 12/20/47 to 3/20/50	253,088	274,789
5.5% 12/20/48	30,917	34,158

TOTAL GINNIE MAE		13,870,885

Uniform Mortgage Backed Securities - 3.2%
1.5% 6/1/36 (d)	400,000	404,938
1.5% 6/1/36 (d)	200,000	202,469
1.5% 6/1/36 (d)	200,000	202,469
1.5% 6/1/51 (d)	200,000	196,296
1.5% 6/1/51 (d)	300,000	294,444
1.5% 6/1/51 (d)	600,000	588,889
1.5% 6/1/51 (d)	900,000	883,333
2% 6/1/51 (d)	300,000	303,112
2% 6/1/51 (d)	500,000	505,187
2.5% 6/1/51 (d)	500,000	517,715
2.5% 6/1/51 (d)	350,000	362,400
2.5% 6/1/51 (d)	300,000	310,629
2.5% 6/1/51 (d)	475,000	491,829
2.5% 7/1/51 (d)	350,000	361,566
3% 6/1/51 (d)	600,000	626,625
3% 6/1/51 (d)	650,000	678,844
3.5% 6/1/51 (d)	50,000	52,780
3.5% 6/1/51 (d)	50,000	52,780
5% 6/1/51 (d)	100,000	109,992

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		7,146,297

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $62,940,157)		63,224,959

Asset-Backed Securities - 0.3%
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	$32,000	$33,610
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	7,897	7,983
Series 2021-1 Class A3, 0.34% 12/15/25	110,000	110,020
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	100,000	117,140
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	110,000	110,057
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	17,287
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	107,000	107,209
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	110,000	110,028
TOTAL ASSET-BACKED SECURITIES
(Cost $613,481)		613,334

Commercial Mortgage Securities - 1.6%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	100,000	107,775
Series 2020-BN25 Class A5, 2.649% 1/15/63	80,000	83,597
Series 2020-BN28 Class A4, 1.844% 3/15/63	120,000	117,157
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	140,000	137,389
Series 2021-B24 Class A5, 2.5843% 3/15/54	50,000	51,799
Series 2019-B12 Class A5, 3.1156% 8/15/52	50,000	54,209
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	68,506
Citigroup Commercial Mortgage Trust sequential payer Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	283,519
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	115,543	122,906
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	78,342
Class A5, 3.0161% 9/15/52	75,000	80,005
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	200,000	210,729
Series 2020-K116 Class A2, 1.378% 7/25/30	260,000	254,877
Series 2020-K117 Class A2, 1.406% 8/25/30	200,000	196,373
Series 2020-K118 Class A2, 1.493% 9/25/30	200,000	197,723
Series 2020-K121 Class A2, 1.547% 10/25/30	40,000	39,683
Series 2021-K125 Class A2, 1.846% 1/25/31	50,000	50,879
Series 2021-K128 Class A2, 2.02% 3/25/31	50,000	51,590
Series K057 Class A2, 2.57% 7/25/26	80,000	86,111
Series K080 Class A2, 3.926% 7/25/28	60,000	70,041
Series 2021-K123 Class A2, 1.621% 12/25/30	130,000	129,720
Series K-1510 Class A2, 3.718% 1/25/31	41,000	47,768
Series K068 Class A2, 3.244% 8/25/27	70,000	78,320
Series K094 Class A2, 2.903% 6/25/29	110,000	121,188
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	106,480
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	108,518
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	116,000	116,722
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	31,411
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	100,000	110,781
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	79,779
Series 2019-C54 Class A4, 3.146% 12/15/52	100,000	108,050
Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	28,329
Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	75,254
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $3,439,648)		3,485,530

Foreign Government and Government Agency Obligations - 2.6%
Alberta Province:
1.3% 7/22/30	216,000	204,474
2.95% 1/23/24	110,000	117,399
Chilean Republic:
3.24% 2/6/28	230,000	248,874
3.25% 9/14/21	134,000	134,946
Colombian Republic:
3.125% 4/15/31	214,000	205,681
4.5% 3/15/29	200,000	216,038
6.125% 1/18/41	130,000	150,906
Hungarian Republic:
5.375% 2/21/23	134,000	145,415
5.375% 3/25/24	32,000	36,316
Indonesian Republic 2.85% 2/14/30	400,000	414,700
Israeli State 3.375% 1/15/50	100,000	103,801
Italian Republic:
1.25% 2/17/26	455,000	449,070
2.375% 10/17/24	200,000	208,610
Korean Republic 2.75% 1/19/27	200,000	216,553
Manitoba Province 2.6% 4/16/24	180,000	191,029
Ontario Province:
1.125% 10/7/30	224,000	208,732
2.3% 6/15/26	107,000	113,816
Panamanian Republic:
3.16% 1/23/30	400,000	419,825
4% 9/22/24	120,000	130,410
Peruvian Republic:
1.862% 12/1/32	185,000	168,616
2.78% 12/1/60	30,000	24,887
7.35% 7/21/25	113,000	138,729
Philippine Republic 2.65% 12/10/45	200,000	182,288
Polish Government:
3.25% 4/6/26	53,000	58,592
5% 3/23/22	136,000	141,071
Province of Quebec 2.375% 1/31/22	350,000	355,177
United Mexican States:
3.25% 4/16/30	200,000	206,475
3.75% 1/11/28	200,000	218,663
3.771% 5/24/61	250,000	229,031
4% 10/2/23	26,000	28,142
7.5% 4/8/33	55,000	76,993
Uruguay Republic:
4.375% 1/23/31	128,116	148,639
4.975% 4/20/55	63,000	78,467
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,015,696)		5,972,365

Supranational Obligations - 1.6%
Asian Development Bank:
0.5% 2/4/26	200,000	197,172
2.5% 11/2/27	156,000	168,152
2.75% 3/17/23	540,000	564,623
Corporacion Andina de Fomento 1.625% 9/23/25	193,000	195,198
European Investment Bank:
1.25% 2/14/31	83,000	79,710
1.375% 5/15/23	320,000	327,376
2% 12/15/22	470,000	483,298
2.25% 6/24/24	50,000	52,856
2.875% 8/15/23	90,000	95,241
3.125% 12/14/23	90,000	96,479
Inter-American Development Bank:
0.625% 7/15/25	125,000	124,634
1.75% 3/14/25	66,000	68,811
2.25% 6/18/29	30,000	31,690
3.125% 9/18/28	60,000	67,154
3.2% 8/7/42	123,000	138,213
International Bank for Reconstruction & Development:
0.375% 7/28/25	130,000	128,392
0.5% 10/28/25	145,000	143,491
0.75% 8/26/30	70,000	64,706
0.875% 5/14/30	67,000	62,904
1.25% 2/10/31	100,000	96,045
1.5% 8/28/24	50,000	51,699
1.625% 1/15/25	63,000	65,413
1.875% 6/19/23	20,000	20,673
2.5% 3/19/24	120,000	127,228
2.75% 7/23/21	130,000	130,486
International Finance Corp. 0.75% 8/27/30	40,000	36,964
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,580,125)		3,618,608

Bank Notes - 0.1%
RBS Citizens NA 2.25% 4/28/25
(Cost $279,742)	279,000	291,808
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.03% (e)
(Cost $5,236,267)	5,235,303	5,236,350
TOTAL INVESTMENT IN SECURITIES - 104.6%
(Cost $235,996,558)		236,730,275
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(10,374,522)
NET ASSETS - 100%		$226,355,753

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3.5% 6/1/51	$(50,000)	$(52,592)
Uniform Mortgage Backed Securities
2.5% 6/1/51	(350,000)	(362,400)
3.5% 6/1/51	(50,000)	(52,780)
3.5% 6/1/51	(600,000)	(633,355)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,048,535)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,102,194)		$(1,101,127)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,712,709 or 0.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,422
Fidelity Securities Lending Cash Central Fund	1
Total	$2,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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